Statement of Shareholders' Equity (USD $)	Total	Common shares [Member]	Restricted shares [Member]	Treasury shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Balance at Dec. 31, 2012	$ 1,272,581,000	$ 1,773,530,000	$ (3,460,000)	$ 0	$ 2,166,000	$ (451,539,000)	$ (48,116,000)
Net income (loss)	117,970,000					117,970,000
Dividends	(64,845,000)					(64,845,000)
Restricted shares purchased	(4,462,000)		(4,483,000)		21,000
Restricted share expense	(2,004,000)				(2,004,000)
Vesting of restricted shares	0		1,289,000		(1,289,000)
Common shares issued on exercise of stock options	112,000	218,000			(106,000)
Common shares acquired by U.S. long-term incentive plan	(1,912,000)			(1,912,000)
Deferred compensation obligation	1,912,000			1,912,000
Repurchase of common shares	(14,000)	(14,000)
Foreign currency translation adjustment	(33,181,000)						(33,181,000)
Derivatives designated as cash flow hedges, net of income tax	(1,051,000)						(1,051,000)
Settlement of derivatives designated as cash flow hedges, net of income tax	457,000						457,000
Balance at Dec. 31, 2013	1,289,571,000	1,773,734,000	(6,654,000)	0	2,796,000	(398,414,000)	(81,891,000)
Net income (loss)	126,516,000					126,516,000
Dividends	(64,131,000)					(64,131,000)
Restricted shares purchased	(3,920,000)		(3,978,000)		58,000
Restricted share expense	(2,759,000)				(2,759,000)
Vesting of restricted shares	0		1,448,000		(1,448,000)
Common shares issued on exercise of stock options	123,000	265,000			(142,000)
Common shares acquired by U.S. long-term incentive plan	(931,000)			(931,000)
Deferred compensation obligation	931,000			931,000
Repurchase of common shares	(80,770,000)	(39,627,000)				(41,143,000)
Foreign currency translation adjustment	(41,773,000)						(41,773,000)
Derivatives designated as cash flow hedges, net of income tax	0						0
Settlement of derivatives designated as cash flow hedges, net of income tax	418,000						418,000
Balance at Dec. 31, 2014	$ 1,228,793,000	$ 1,734,372,000	$ (9,184,000)	$ 0	$ 4,023,000	$ (377,172,000)	$ (123,246,000)